Equity - Other Reserves (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [abstract]
Cash flow hedge reserve	€ 151	€ 20	€ (17)
Net investment hedge reserve	197	197	197
Foreign currency translation adjustment reserve	(509)	(754)	(629)
Other reserves	5	0	0
Total other reserves	€ (156)	€ (537)	€ (449)